Foreign exchange gain (loss), net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Foreign exchange gain (loss), net
33	Foreign exchange gain (loss), net

	12.31.2022	12.31.2021	12.31.2020
Monetary and foreign exchange variations
Assets:
Tax credits	3.4	(14.2)	(33.7)
Trade accounts receivable and contract assets	41.6	(1.9)	(37.6)
Cash and cash equivalents and financial investments	4.4	2.4	(37.7)
Others	(12.3)	4.0	(24.3)

	37.1	(9.7)	(133.3)

Liabilities:
Loans and financing	0.3	3.9	4.9
Advances from customers	—	(1.0)	(0.5)
Provisions	(6.5)	12.3	34.7
Taxes and charges payable	(1.4)	4.0	12.8
Other payables	(6.6)	5.9	(33.0)
Suppliers	(1.0)	(2.7)	19.0
Provisions for contingencies	(2.1)	3.2	18.7
Others	5.0	5.5	(0.4)

	(12.3)	31.1	56.2

Net monetary and foreign exchange variations	24.8	21.4	(77.1)

Derivative financial instruments	3.4	4.1	(2.0)

Foreign exchange gain (loss), net	28.2	25.5	(79.1)